LEASES	9 Months Ended
Sep. 30, 2025
Lessee, Lease, Description [Line Items]
LEASES	LEASES
Lessor
Deferred lease revenue represents payments received in advance of the Company’s performance obligation under the lease agreements in its Data Centers segment. Deferred lease revenue is recognized as income on a straight-line basis over the term of the lease agreement.

(in thousands)	Nine Months Ended September 30, 2025
Beginning balance	$—
Lease billings in advance of performance obligation	133,333
Revenue recognized during the period	—
Ending Balance	$133,333
Lessee
The Company enters into leases primarily for real estate, substantially all of which are used in connection with its operations.
Operating lease costs were $1.4 million and $4.4 million for the three and nine months ended September 30, 2025, respectively, and $1.5 million and $4.5 million for the three and nine months ended September 30, 2024, respectively. Variable lease costs, which are included in operating lease costs, were not material for the three and nine months ended September 30, 2025 and September 30, 2024.
Supplemental disclosures for the Company’s condensed consolidated interim statements of cash flows:

(in thousands)	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$4,197	$4,457
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	September 30, 2025	December 31, 2024
Operating lease right-of-use assets	$9,222	$8,223
Operating lease liabilities	11,308	10,229
Weighted average remaining lease term	3.2 years	3.6 years
Weighted average discount rate(1)	10%	10%
__________________
(1)The weighted average discount rate represents the Company’s incremental borrowing rate.
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of September 30, 2025:

(in thousands)	Lease liability
Year ending December 31,
2025	$1,428
2026	4,613
2027	4,111
2028	3,522
2029	429
Total future minimum lease payments	14,103
Less: Interest	2,795
Total lease liability	$11,308

Galaxy Digital Holdings, LP
Lessee, Lease, Description [Line Items]
LEASES	LEASES
Lessee
The Company enters into leases primarily for real estate, substantially all of which are used in connection with its operations.
Operating lease costs were $5.8 million, $7.8 million and $4.1 million for the years ended December 31, 2024, 2023 and 2022, respectively. Variable lease costs, which are included in operating lease costs, were not material for the years ended December 31, 2024, 2023 and 2022.
Supplemental disclosures for the Company’s consolidated statements of cash flows:

(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$5,973	$7,838	$4,216
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$8,223	$12,055
Operating lease liabilities	$10,229	$14,096
Weighted average remaining lease term	3.6 years	4.2 years
Weighted average discount rate(1)	10%	10%
__________________
(1)The weighted average discount rate represents the Company’s incremental borrowing rate
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of December 31, 2024:

(in thousands)	Lease liability
Year ending December 31,
2025	$4,151
2026	2,557
2027	2,572
2028	2,572
2029	429
Total future minimum lease payments	$12,281
Less: Interest	2,052
Total lease liability	$10,229
Lessor
The Company previously entered into agreements to lease mining equipment to third parties. These leases were accounted for as sales-type finance leases due to the existence of bargain purchase options through June 2023 when the last of these agreements expired. The Company received both fixed and variable payments in relation to these leases. Revenue associated with mining leases was recognized within Revenues in the Company’s consolidated statements of operations. Expenses associated with mining leases were recognized within Transaction expenses in the Company’s consolidated statements of operations.

(in thousands)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year ended December 31, 2022
Revenues
Lease	$—	$456	$1,202
Financed sales of mining equipment	—	—	2,965
Loss on disposal	—		(2,046)
Cost of sales
Associated mining equipment sales costs	$—	$—	$2,453